Related Party Transactions and Balances (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 10, 2022	Dec. 21, 2023	Nov. 29, 2023	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Interest expense					$ 62,196	$ 32,593	$ 10,642
Ownership interest				6.80%	6.80%	6.80%
Short term loan (Note 10)					$ 895,637	$ 678,155
Amount of debt assumed by PXP from FEL		$ 200
General and administration					182,241	$ 159,202	182,578
Forum Energy Limited
Statement [Line Items]
Ownership interest				6.80%		6.80%
Description of Loan from PXP Energy Corporation	the Company announced that it agreed to fund an additional cash call for pre-drilling costs received from FEL. The advance to FEL was via non-interest bearing loans. In order to be able to fund the cash call, the Company accepted a loan from PXP for the same amount (“PXP Loan”). The PXP loan bears interest of Libor plus 3.5% and both interest and principal is repayable on the earlier of a) August 31, 2025 or b) any equity issuance by FEC, or c) any sale of FEL shares by FEC, or d) any third party borrowing by FEC
Key Management Personnel
Statement [Line Items]
Interest expense					62,196	$ 32,593	10,642
Working capital					155,286	356,500	80,000
Ownership interest		6.80%
Short term loan (Note 10)		$ 678,155			895,637
Advance from related parties		$ 626,820	$ 136,000	$ 68,000	627,020
Loan amount					3,000,000
Conversion Price		$ 0.30
Debt settled amount		$ 9,217,939
Conversion of Stock, Amount Converted		$ 626,820
Accrued interest expense					105,431	43,235
General and administration					48,000	$ 48,000	$ 48,000
PXP Loan balance reduced amount					$ 200